Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
C000016743
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000016744
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016740
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000016745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016743
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%	(0.34%)	1.07%
Without Sales Load [Member] | C000016744
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%	0.64%	2.08%
Without Sales Load [Member] | C000016740
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%	0.44%	1.86%
Without Sales Load [Member] | C000016745
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%	0.65%	2.09%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%	2.25%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%	2.25%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%	2.25%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%	2.25%